CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Allowance for doubtful accounts		$ 162,635
Redeemable Series A convertible preferred stock, par value (in dollars per share)	$ 0.0001
Redeemable Series A convertible preferred stock, stated value (in dollars per share)	$ 1,000
Redeemable Series A convertible preferred stock, shares authorized	25,000	0
Redeemable Series A convertible preferred stock, shares issued	9,526	0
Redeemable Series A convertible preferred stock, shares outstanding	9,526	0
Redeemable Series A convertible preferred stock, liquidation preference	$ 14,289
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	975,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	16,288,124	16,041,464
Common stock, shares outstanding	16,288,124	16,041,464
Series A Preferred Stock
Redeemable Series A convertible preferred stock, par value (in dollars per share)	$ 1,000.00	$ 10
Redeemable Series A convertible preferred stock, shares authorized	25,000